Trade accounts And Other Payables (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Trade accounts and other payables [Abstract]
Creditors	$ 184	$ 1,631
Insurances	3	161
Other	77	356
Total	$ 264	$ 2,148